Note 13 - Share-based Compensation - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Allocated Share-based Compensation Expense	$ 2,426	$ 836	$ 3,548	$ 4,306
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	899	568	907	3,751
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,527	$ 268	$ 2,641	$ 555